Consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING REVENUES
Service	$ 14,535	$ 13,277
Equipment	2,303	2,064
Operating revenues (arising from contracts with customers)	16,838	15,341
Other income	420	122
Operating revenues and other income	17,258	15,463
OPERATING EXPENSES
Goods and services purchased	6,699	6,268
Employee benefits expense	4,269	3,701
Depreciation	2,126	2,107
Amortization of intangible assets	1,090	905
Total	14,184	12,981
OPERATING INCOME	3,074	2,482
Financing costs	796	771
INCOME BEFORE INCOME TAXES	2,278	1,711
Income taxes	580	451
NET INCOME	1,698	1,260
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	124	(111)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(130)	113
Total items that may subsequently be reclassified to income	(6)	2
Items never subsequently reclassified to income
Change in measurement of investment financial assets	57	14
Employee defined benefit plan re-measurements	600	(312)
Total items never subsequently reclassified to income	657	(298)
Total	651	(296)
COMPREHENSIVE INCOME	2,349	964
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,655	1,207
Non-controlling interests	43	53
NET INCOME	1,698	1,260
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	2,341	893
Non-controlling interests	8	71
COMPREHENSIVE INCOME	$ 2,349	$ 964
NET INCOME PER COMMON SHARE
Basic	$ 1.23	$ 0.95
Diluted	$ 1.22	$ 0.94
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,346	1,275
Diluted	1,351	1,278